Land Use Rights, Net - Schedule of Estimated Future Amortization Expense for Land Use Rights (Details) - Land Use Rights [Member]	Sep. 30, 2024 USD ($)
Schedule Of Estimated Future Amortization Expense For Land Use Rights [Abstract]
2025	$ 92,422
2026	92,422
2027	92,422
2028	92,422
2029	92,422
Thereafter	985,840
Total	$ 1,447,950